Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Employment Benefits
(1)	Employment benefit obligations as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Net defined benefit asset	￦	40,425	104,344
Net defined benefit obligations		1,449,837	1,380,352
Other long-term employee benefit obligations		1,710	1,500

Summary of Principal Assumptions on Actuarial Valuation
(2)	Principal assumptions used for actuarial valuation as of December 31, 2024 an d 2025 are as follows:

	2024	2025
Discount rate	3.38%~5.06%	3.38%~5.44%
Future salary and benefit levels	4.83%	4.83%
Weighted average duration	9.89 years	9.65 years

Summary of Expense Relating to defined Benefit Plans
(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Current service cost	￦	373,802	430,308	486,139
Interest cost		190,257	184,169	173,362
Expected return on plan assets		(163,074)	(141,108)	(124,639)

	￦	400,985	473,369	534,862

Expenses described above are recognized in those items below in the consolidated financial statements.

		2023	2024	2025
		In millions of won
Cost of sales	￦	285,209	340,165	384,386
Selling and administrative expenses		73,521	87,815	99,838
Others (Construction-in-progress and others)		42,255	45,389	50,638

	￦	400,985	473,369	534,862

Summary of Defined Benefits
(4)	Details of defined benefit obligations as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,960,645	4,978,795
Fair value of plan assets		(3,551,233)	(3,702,787)

Net liabilities incurred from defined benefit plans	￦	1,409,412	1,276,008

Summary of Changes in the Present Value of Defined Benefits
(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Beginning balance	￦	4,312,702	4,960,645
Current service cost		430,308	486,139
Interest cost		184,169	173,362
Remeasurement component		425,671	32,568
Actual payments		(392,336)	(673,863)
Others		131	(56)

Ending balance	￦	4,960,645	4,978,795

Summary of Changes in the Fair Value of Plan Assets
(6)	Changes in the fair value of plan assets for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Beginning balance	￦	3,349,480	3,551,233
Expected return		141,108	124,639
Remeasurement component		(10,030)	(12,236)
Contributions by the employers		254,763	350,970
Actual payments		(184,088)	(311,819)

Ending balance	￦	3,551,233	3,702,787

Summary of the Fair Value of Plan Assets
(7)	Details of the fair value of plan assets as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Equity instruments	￦	2,308	879
Debt instruments		413,522	527,278
Bank deposits		452,158	275,590
Others(*)		2,683,245	2,899,040

	￦	3,551,233	3,702,787

(*)	‘Others’ consist of various financial assets managed by external asset management companies.

Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss)
(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Actuarial loss (gain) from changes in financial assumptions	￦	320,582	(172,587)
Actuarial loss from experience adjustments, etc.		105,089	205,155
Expected loss		10,030	12,236

	￦	435,701	44,804